Collateralized transactions (Tables)	6 Months Ended
Sep. 30, 2015
Collateralized transactions
Offsetting of the transactions in the consolidated balance sheets

	Billions of yen
	March 31, 2015
	Assets		Liabilities
	Reverse repurchase agreements	Securities borrowing transactions	Repurchase agreements	Securities lending transactions
Total gross balance(1)	¥25,532	¥8,460	¥29,268	¥2,924
Less: Amounts offset in the consolidated balance sheets(2)	(17,051)	(242)	(17,051)	(242)

Total net amounts of reported on the face of the consolidated balance sheets(3)	¥8,481	¥8,218	¥12,217	¥2,682

Less: Additional amounts not offset in the consolidated balance sheets(4)
Financial instruments and non-cash collateral	(6,295)	(6,531)	(10,058)	(2,371)
Cash collateral	(1)	—	—	—

Net amount	¥2,185	¥1,687	¥2,159	¥311

	Billions of yen
	September 30, 2015
	Assets		Liabilities
	Reverse repurchase agreements	Securities borrowing transactions	Repurchase agreements	Securities lending transactions
Total gross balance(1)	¥28,300	¥7,628	¥33,560	¥2,849
Less: Amounts offset in the consolidated balance sheets(2)	(18,797)	0	(18,797)	0

Total net amounts of reported on the face of the consolidated balance sheets(3)	¥9,503	¥7,628	¥14,763	¥2,849

Less: Additional amounts not offset in the consolidated balance sheets(4)
Financial instruments and non-cash collateral	(7,668)	(6,128)	(12,278)	(2,286)
Cash collateral	0	—	0	—

Net amount	¥1,835	¥1,500	¥2,485	¥563

(1)	Includes all recognized balances irrespective of whether they are transacted under a master netting agreement or whether Nomura has obtained sufficient evidence of enforceability of the master netting agreement. Amounts include transactions carried at fair value through election of the fair value option. As of March 31, 2015, the gross balance of reverse repurchase agreements and repurchase agreements which were not transacted under master netting agreements or are documented under master netting agreements for which Nomura has not yet obtained sufficient evidence of enforceability was ¥1,979 billion and ¥2,091 billion, respectively. As of March 31, 2015, the gross balance of securities borrowing transactions and securities lending transactions which were not transacted under master netting agreements or are documented under master netting agreements for which Nomura has not yet obtained sufficient evidence of enforceability was ¥1,507 billion and ¥52 billion, respectively. As of September 30, 2015, the gross balance of reverse repurchase agreements and repurchase agreements which were not transacted under master netting agreements or are documented under master netting agreements for which Nomura has not yet obtained sufficient evidence of enforceability was ¥831 billion and ¥1,710 billion, respectively. As of September 30, 2015, the gross balance of securities borrowing transactions and securities lending transactions which were not transacted under master netting agreements or are documented under master netting agreements for which Nomura has not yet obtained sufficient evidence of enforceability was ¥1,392 billion and ¥151 billion, respectively.
(2)	Represents amounts offset through counterparty netting under master netting and similar agreements for which Nomura has obtained sufficient evidence of enforceability in accordance with ASC 210-20. Amounts offset include transactions carried at fair value through election of the fair value option.
(3)	Reverse repurchase agreements and securities borrowing transactions are reported within Collateralized agreements—Securities purchased under agreements to resell and Collateralized agreements—Securities borrowed in the consolidated balance sheets, respectively. Repurchase agreements and securities lending transactions are reported within Collateralized financing—Securities sold under agreements to repurchase and Collateralized financing—Securities loaned in the consolidated balance sheets, respectively. Amounts reported under securities lending transactions also include transactions where Nomura lends securities and receives securities that can be sold or pledged as collateral. Nomura recognizes the securities received at fair value and a liability for the same amount, representing the obligation to return those securities. The liability is reported within Other liabilities in the consolidated balance sheets.
(4)	Represents amounts which are not permitted to be offset on the face of the balance sheet in accordance with ASC 210-20 but which provide Nomura with the right of offset in the event of counterparty default. Amounts relating to agreements where Nomura has not yet obtained sufficient evidence of enforceability of such offsetting rights are excluded.

Maturity analysis of repurchase agreements and securities lending transactions

	Billions of yen
	September 30, 2015
	Overnight and open(1)	Up to 30 days	30 – 90 days	90 days – 1 year	Greater than 1 year	Total
Repurchase agreements	¥13,145	¥16,599	¥2,320	¥1,130	¥366	¥33,560
Securities lending transactions	1,851	712	195	67	24	2,849

Total gross recognized liabilities(2)	¥14,996	¥17,311	¥2,515	¥1,197	¥390	¥36,409

(1)	Open transactions do not have an explicit contractual maturity date and are terminable on demand by Nomura or the counterparty.
(2)	Repurchase agreements and securities lending transactions are reported within Collateralized financing—Securities sold under agreements to repurchase and Collateralized financing—Securities loaned in the consolidated balance sheets, respectively. Amounts reported for securities lending transactions also include transactions where Nomura lends securities and receives securities that can be sold or pledged as collateral. Nomura recognizes the securities received at fair value and a liability for the same amount, representing the obligation to return those securities. The liability is reported within Other liabilities in the consolidated balance sheets. The total gross recognized liabilities reported for repurchase agreements and securities lending transactions are consistent with the total gross balances reported in the offsetting disclosures above.

Securities transferred in repurchase agreements and securities lending transactions

	Billions of yen
	September 30, 2015
	Repurchase agreements	Securities lending transactions	Total
Equities and convertible securities	¥222	¥2,823	¥3,045
Japanese government, agency and municipal securities	445	0	445
Foreign government, agency and municipal securities	26,044	22	26,066
Bank and corporate debt securities	3,008	3	3,011
Commercial mortgage-backed securities (“CMBS”)	27	—	27
Residential mortgage-backed securities (“RMBS”)(1)	3,691	—	3,691
Collateralized debt obligations (“CDOs”) and other	123	—	123
Investment trust funds and other	—	1	1

Total gross recognized liabilities(2)	¥33,560	¥2,849	¥36,409

(1)	Includes ¥3,605 billion of U.S. government sponsored agency mortgage pass-through securities and collateralized mortgage obligations.
(2)	Repurchase agreements and securities lending transactions are reported within Collateralized financing—Securities sold under agreements to repurchase and Collateralized financing—Securities loaned in the consolidated balance sheets, respectively. Amounts reported for securities lending transactions also include transactions where Nomura lends securities and receives securities that can be sold or pledged as collateral. Nomura recognizes the securities received at fair value and a liability for the same amount, representing the obligation to return those securities. The liability is reported within Other liabilities in the consolidated balance sheets. The total gross recognized liabilities reported for repurchase agreements and securities lending transactions are consistent with the total gross balances reported in the offsetting disclosures above.

Fair value of securities received as collateral available to sell or repledge

	Billions of yen
	March 31, 2015	September 30, 2015
The fair value of securities received as collateral, securities borrowed as collateral and securities borrowed without collateral where Nomura is permitted by contract or custom to sell or repledge the securities	¥45,397	¥45,079
The portion of the above that has been sold (reported within Trading liabilities in the consolidated balance sheets) or repledged	39,165	39,320

Assets owned, pledged as collateral

	Millions of yen
	March 31, 2015	September 30, 2015
Trading assets:
Equities and convertible securities	¥95,331	¥81,962
Government and government agency securities	1,122,308	1,845,385
Bank and corporate debt securities	139,062	76,927
Commercial mortgage-backed securities (“CMBS”)	32,894	35,880
Residential mortgage-backed securities (“RMBS”)	1,391,414	1,716,815
Collateralized debt obligations (“CDOs”) and other(1)	104,877	111,439
Investment trust funds and other	45,619	11,186

	¥2,931,505	¥3,879,594

Deposits with stock exchanges and other segregated cash	¥—	¥—
Non-trading debt securities	¥47,959	¥21,701
Investments in and advances to affiliated companies	¥32,034	¥—

(1)	Includes CLOs and ABS such as those secured on credit card loans, auto loans and student loans.

Assets subject to lien

	Millions of yen
	March 31, 2015	September 30, 2015
Loans and receivables	¥1,220	¥34
Trading assets	1,833,959	1,897,189
Office buildings, land, equipment and facilities	5,362	5,397
Non-trading debt securities	264,685	197,434
Other	34	34

	¥2,105,260	¥2,100,088